LONG-TERM DEBT - Stream obligation (Details) $ in Thousands		12 Months Ended
	Sep. 21, 2015 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Long-Term Debt
Loss on financial instruments at fair value		$ (34,926)	$ (82,954)
Stream obligation
Long-Term Debt
Obligated payment	$ 20,000
Term (in years)	40 years
Loss on financial instruments at fair value		(23,000)	(63,023)
Capitalized interest		$ 10,120	$ 19,078
Stream obligation | Effective Interest Rate
Long-Term Debt
Interest rate (in percent)		9.50%
Stream obligation | Effective date December 31, 2018 | Option to reduce obligation
Long-Term Debt
Mineral obligation (in percent)		3.00%
Stream obligation | Effective date December 31, 2018 | Option to repurchase
Long-Term Debt
Repurchase of debt amount	$ 237,000
Stream obligation | Effective date December 31, 2019 | Option to reduce obligation
Long-Term Debt
Mineral obligation (in percent)		4.00%
Obligated payment	150,000
Stream obligation | Effective date December 31, 2019 | Option to repurchase
Long-Term Debt
Repurchase of debt amount	$ 272,000
Stream obligation | Refined Gold
Long-Term Debt
Mineral obligation (in percent)		8.00%
Mineral (in ounces)		7,067,000
Price per ounce	400
Stream obligation | Refined Silver
Long-Term Debt
Mineral obligation (in percent)		8.00%
Mineral (in ounces)		26,297,000
Price per ounce	4